Loss Per Share (Details) - Schedule of loss attributable to owners of the company (diluted) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loss Attributable to Owners of the Company Diluted [Abstract]
Loss used to calculate basic loss per share	227,423	200,777	48,494
Changes in fair value of share price protection liability		3,783
Changes in fair value of warrants classified as liabilities	227	456
Loss attributable to ordinary shareholders	227,650	205,016	48,494